Business combinations	6 Months Ended
Jun. 30, 2023
Business Combinations Disclosure [Abstract]
Business combinations	Business combinations
Circles Collective Inc.

On April 3, 2023, the Company acquired all of the issued and outstanding shares of Circles Collective Inc. (o/a PeerBoard), a plug and play community-as-a-service platform based in the United States. The acquisition of PeerBoard will expand Docebo’s external training offering and enhance the Company’s social learning capabilities.

Total purchase consideration of $2,991, consisting of: (i) cash paid on closing of $2,526; and (ii) a cash holdback amount of $466 (maximum undiscounted amount of $500) payable on the second year anniversary of the acquisition. The issuance of an additional 26,185 common shares, at a fair value of $40.74 (C$51.68) per share, is payable through April 2026 to an employee of the acquiree contingent on continued employment and is accounted for as compensation for post-acquisition services. Additional cash may be paid by (or returned to) the Company due to a post-closing working capital adjustment.

In addition, potential future consideration of up to $4,000 in cash over the three years following the closing date is owing to an employee of the acquiree based on the achievement of both performance milestones and continued employment. Given the continued employment requirement, these earn-out payouts will be accounted for as compensation for post-acquisition services and are not considered purchase consideration in the business combination.

Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the three and six months ended June 30, 2023 amounting to $245 and $499, respectively, were incurred in relation to the acquisition. These amounts have been included in general and administrative expenses in the Company's condensed consolidated interim statements of (loss) income and comprehensive loss.

The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value.

The following table summarizes the preliminary allocations of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets

Current assets:
Cash and cash equivalents	2
2
Non-current assets:
Technology	1,830
Goodwill	1,210
Total assets	3,042

Liabilities
Current liabilities:
Trade and other payables	2
Deferred revenue	1
3
Non-current liabilities:
Deferred tax liability	48
Total liabilities	51
Fair value of net assets acquired	2,991

Paid in cash	2,526
Holdback payable	466
Working capital adjustment	(1)
Total purchase consideration	2,991

The goodwill related to the acquisition of PeerBoard reflects the benefits attributable to future market development and the fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income tax purposes.

The technology acquired is amortized on a straight-line basis over the estimated useful life of 5 years.

The allocation of the purchase price to assets acquired and liabilities assumed was based upon a preliminary valuation for all items and may be subject to adjustment during the 12-month measurement period following the acquisition date.

Edugo AI HK Limited

On June 9, 2023, the Company acquired all of the issued and outstanding shares of Edugo AI HK Limited (“Edugo.AI”), a Generative AI-based Learning Technology that uses advanced Large Language Models and algorithms to optimize learning paths and adapt to individual learner needs.

Total purchase consideration of $6,741 consisted of: (i) cash paid on closing of $6,151; (ii) a cash holdback amount of $552 (maximum undiscounted amount of $603) payable on the second year anniversary of the acquisition; and (iii) a pre-closing expense advance of $38. Additional cash may be paid by (or returned to) the Company due to a post-closing working capital adjustment.

In addition, potential future consideration of up to $8,028 in cash over the three years following the closing date is owing to an employee of the acquiree based on the achievement of both performance milestones and continued employment. Given the continued employment requirement, these earn-out payouts will be accounted for as compensation for post-acquisition services and are not considered purchase consideration in the business combination.
Transaction costs relating to due diligence fees, legal costs, accounting fees, advisory fees and other professional fees for the three and six months ended June 30, 2023 amounting to $304 were incurred in relation to the acquisition. These amounts have been included in general and administrative expenses in the Company's condensed consolidated interim statements of (loss) income and comprehensive loss.

The acquisition has been accounted for as a business combination in accordance with IFRS 3, Business Combinations, using the acquisition method whereby the net assets acquired and the liabilities assumed are recorded at fair value.

The following table summarizes the preliminary allocations of the consideration paid and the amounts of fair value of the assets acquired and liabilities assumed at the acquisition date:

Fair value recognized on acquisition
$
Assets
Current assets:
Cash and cash equivalents	4
4
Non-current assets:
Technology	4,126
Goodwill	2,798
Total assets	6,928

Liabilities
Current liabilities:
Trade and other payables	187
Total liabilities	187
Fair value of net assets acquired	6,741

Paid in cash	6,151
Holdback payable	552
Pre-funded expenses	38
Total purchase consideration	6,741

The goodwill related to the acquisition of Edugo.AI reflects the benefits attributable to future market development and the fair value of an assembled workforce. These benefits were not recognized separately from goodwill because they did not meet the recognition criteria for identifiable intangible assets. This goodwill is not deductible for income tax purposes.

The technology acquired is amortized on a straight-line basis over the estimated useful life of 5 years.

The allocation of the purchase price to assets acquired and liabilities assumed was based upon a preliminary valuation for all items and may be subject to adjustment during the 12-month measurement period following the acquisition date.